United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	September 30, 2006

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 2

If amended report is a restatement, check here: [X]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.


Comment: This amended return reflects non-material adjustments to the aggregateshares under management.
         There are no new holdings in this amendment.



                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                         September 30, 2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         Com              88579y101     5323    71520 SH       SOLE                    71520
Alleghany Corp                 Com              017175100     2890    10000 SH       SOLE                    10000
Altria Group Inc.              Com              02209s103     8250   107770 SH       SOLE                   107770
American International Group   Com              026874107    13251   199990 SH       SOLE                   199990
Anadarko Pete Corp.            Com              032511107     9237   210740 SH       SOLE                   210740
Anglogold Ltd ADR              Com              035128206     6053   160400 SH       SOLE                   160400
Anheuser-Busch Companies       Com              035229103    16445   346140 SH       SOLE                   346140
Apache Corporation             Com              037411105     4626    73200 SH       SOLE                    73200
Automatic Data Processing      Com              053015103    16061   339270 SH       SOLE                   339270
BP Plc-Spons. ADR              Com              055622104      275     4200 SH       SOLE                     4200
Barrick Gold Corp              Com              067901108    14894   484840 SH       SOLE                   484840
Becton Dickinson & Co.         Com              075887109      299     4225 SH       SOLE                     4225
Berkshire Hathaway A           Com              084670108      479        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    28775     9066 SH       SOLE                     9066
CBS Corp                       Com              124857202    12207   433350 SH       SOLE                   433350
Cincinnati Financial Corp      Com              172062101    14996   311640 SH       SOLE                   311640
Coca-Cola Company              Com              191216100    17905   400735 SH       SOLE                   400735
ConocoPhillips                 Com              20825C104     1179    19810 SH       SOLE                    19810
Danaher Corp                   Com              235851102    11881   173020 SH       SOLE                   173020
Dell Inc.                      Com              24702r101     5963   261080 SH       SOLE                   261080
Diageo Plc-ADR                 Com              25243q205     9235   130000 SH       SOLE                   130000
Dominion Resources Inc.        Com              25746U109    12913   168815 SH       SOLE                   168815
Echostar Communications        Com              278762109      655    20000 SH       SOLE                    20000
Emerson Electric Co.           Com              291011104      287     3425 SH       SOLE                     3425
Exxon Mobil Corp               Com              30231G102    17238   256900 SH       SOLE                   256900
Fifth Third Bancorp            Com              316773100    15784   414490 SH       SOLE                   414490
Gannett Company                Com              364730101     9582   168605 SH       SOLE                   168605
General Electric Co.           Com              369604103    22525   638090 SH       SOLE                   638090
Genuine Parts Co.              Com              372460105    13320   308840 SH       SOLE                   308840
GlaxoSmithKline PLC - Spons. A Com              37733W105    14363   269820 SH       SOLE                   269820
Gold Fields Ltd ADR            Com              38059t106     9022   505720 SH       SOLE                   505720
Grainger, W.W. Inc.            Com              384802104     3799    56690 SH       SOLE                    56690
Honda Motor Co. ADR            Com              438128308    16028   476600 SH       SOLE                   476600
Illinois Tool Works            Com              452308109     1188    26450 SH       SOLE                    26450
Intel Corp.                    Com              458140100     9585   465950 SH       SOLE                   465950
Johnson & Johnson              Com              478160104    21978   338440 SH       SOLE                   338440
LaBranche & Co Inc             Com              505447102     4355   420000 SH       SOLE                   420000
Markel Corporation             Com              570535104    13581    33070 SH       SOLE                    33070
McClatchy Newspapers, Inc.     Com              579489105     4855   115075 SH       SOLE                   115075
Morgan Stanley                 Com              617446448     9477   129985 SH       SOLE                   129985
Newmont Mining Corp.           Com              651639106    12831   300135 SH       SOLE                   300135
Nokia Corp ADR                 Com              654902204    12621   641000 SH       SOLE                   641000
Old Republic Intl              Com              680223104     7188   324520 SH       SOLE                   324520
Pfizer, Inc.                   Com              717081103     8743   308280 SH       SOLE                   308280
Procter & Gamble               Com              742718109    18446   297620 SH       SOLE                   297470
Royal Dutch Shell PLC - ADR Cl Com              780259107    12375   180971 SH       SOLE                   180971
Royal Gold Inc.                Com              780287108    14824   546410 SH       SOLE                   546410
Statoil ASA - Sponsored ADR    Com              85771p102    12196   512000 SH       SOLE                   512000
The Walt Disney Co.            Com              254687106    15832   512190 SH       SOLE                   512190
Wachovia Corp                  Com              929903102     1250    22400 SH       SOLE                    22400
Washington Post - Cl B         Com              939640108     7444    10100 SH       SOLE                    10100